Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
Summary of Selling, General and Administrative Expenses
Details of the selling, general and administrative expenses for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(In millions of Korean won)
Advertising expenses	₩ 35,948	₩ 30,084	₩ 14,948
Fees and commissions	13,959	13,928	7,262
Lease expenses	530	460	665
Salaries	15,491	11,761	8,643
Expenses related to defined contribution plans	729	585	455
Employee benefits	1,598	1,419	1,253
Depreciation	2,166	1,424	761
Amortization	930	597	745
Other expenses	4,280	2,142	2,141
Total	₩ 75,631	₩ 62,400	₩ 36,873